UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008


                   USAA SCIENCE & TECHNOLOGY FUND



[LOGO OF USAA]
   USAA(R)

                           USAA SCIENCE &
                                   TECHNOLOGY Fund

                                          [GRAPHIC OF SCIENCE & TECHNOLOGY FUND]

                            A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

--------------------------------------------------------------------------------

                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGERS' COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm                    13

   Portfolio of Investments                                                   14

   Notes to Portfolio of Investments                                          20

   Financial Statements                                                       21

   Notes to Financial Statements                                              24

EXPENSE EXAMPLE                                                               39

ADVISORY AGREEMENTS                                                           41

TRUSTEES' AND OFFICERS' INFORMATION                                           49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                         THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]           WHEN IT FEELS LIKE THE WORST TIME - IS
                                         OLD FOR A REASON. THERE FREQUENTLY ARE
                                           BUYING OPPORTUNITIES IN DECLINES.

                                                           "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

JOHN F. AVERILL, CFA                      ANITA M. KILLIAN, CFA
   Wellington Management Company, LLP        Wellington Management Company, LLP

NICOLAS B. BOULLET                        SCOTT E. SIMPSON
   Wellington Management Company, LLP        Wellington Management Company, LLP

ANN C. GALLO                              ERIC STROMQUIST
   Wellington Management Company, LLC        Wellington Management Company, LLP

BRUCE L. GLAZER
   Wellington Management Company, LLP

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA Science & Technology Fund had a total return of -9.23%. This compares to returns of -11.09% for the S&P 500 Index and -9.26% for the Lipper Science & Technology Funds Index.

HOW DID THE TECHNOLOGY PORTION OF THE FUND PERFORM?

         The technology portion lagged the Goldman Sachs Technology Index. Technology hardware and equipment stocks detracted the most from index-relative performance. The current slowdown in the global economy hurt holdings such as electronics manufacturer Hon Hai Precision Industry Corp. Ltd., whose quarterly net profits were weaker than expected due to rising cost pressures. Underweight positions in International Business Machines Corp. and Apple, Inc. also detracted, because these stocks did well, while holdings Lam Research Corp., Varian Semiconductor Equipment Associates, Inc., and Microsoft Corp. lagged the index.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE UNMANAGED GOLDMAN SACHS TECHNOLOGY INDEX IS A BROAD COMPOSITE MEASURE OF U.S. TRADED TECHNOLOGY STOCKS AND SIX TECHNOLOGY SUB-INDEXES.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Strong performance by our holdings in Western Union Co., QUALCOMM, Inc., and Nokia Oyj helped offset the weaker areas of the technology portfolio. Western Union benefited from expanding profit margins; QUALCOMM gained market share in the expanding 3G chip market; and Nokia posted solid returns on robust handset sales and strong growth in emerging markets.

HOW DID THE HEALTH CARE (SCIENCE) PORTION OF THE FUND PERFORM?

         We outperformed the S&P 500 Health Care Index, led by our holding in Millenium Pharmaceuticals, Inc., whose shares skyrocketed after its acquisition by Japan-based Takeda Pharmaceutical Company Ltd. was announced. Genentech, Inc., the largest U.S. maker of cancer drugs, and Shionogi & Co., Ltd., the Japanese pharmaceutical company whose strong earnings growth was driven by sales of its cholesterol-lowering drug Crestor(R), also posted strong returns.

         UnitedHealth Group, Inc., UCB S.A., and Schering-Plough Corp. were among the top detractors in the health care portfolio. UnitedHealth fell on concerns that the company would lower its 2008 earnings guidance. UCB fell because the Food and Drug Administration (FDA) did not approve lacosamide for treating diabetic neuropathic pain, but the drug is under FDA review for epilepsy treatment. We're maintaining a reduced position in Schering-Plough despite concerns about its flagship cholesterol drug Vytorin, because of the company's inexpensive valuation, solid pipeline, minimal impending patent expirations, and continued synergy gains from acquisitions.

WHAT'S YOUR OUTLOOK FOR THE TECHNOLOGY SECTOR?

         The sector is not fully immune from the deteriorating global economy and could soften for a year or two, but it remains very attractive in the longer term. We prefer stocks with a diversified

         INTERNATIONAL BUSINESS MACHINES CORP. AND MILLENNIUM PHARMACEUTICALS, INC. WERE SOLD OUT OF THE FUND PRIOR TO JULY 31, 2008.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         geographic base of customers, a diverse product line, and impending new product cycles. We expect the moderate demand upswing for consulting and outsourcing to continue through 2008. In software, spending trends are likely to be more mixed, but it seems that software businesses overall are better managed than in the last recession, with a higher proportion of recurring revenues and more global exposure. Semiconductor orders have rebounded from their March lows, because end demand hasn't deteriorated as much as feared. PC demand remains robust, but we are being highly selective.

WHAT'S YOUR OUTLOOK FOR THE HEALTH CARE SECTOR?

         We continue to favor the biotechnology and pharmaceutical subsectors, because we expect increasingly strong performance. Big pharmaceuticals, particularly, should begin to turn as new product pipelines provide upside potential. Japanese companies remain attractive at many levels, while in the United States near-term challenges will include election-year rhetoric, cost containment across the developed markets, and a conservative FDA. We continue to upgrade the portfolio, adding to existing holdings that show strong revenue growth relative to market capitalization, using low prices to build positions, and taking profits from stocks that are performing well.

         Stocks in the health care services subsector appear to be fairly valued, and fundamentals are stable. Companies with less direct exposure to Medicare/Medicaid continue to be attractive. Within medical technologies, most stocks appear to be fairly valued; we continue to look for underappreciated franchises or promising research and development projects.

 F U N D
=============-------------------------------------------------------------------
              RECOGNITION

USAA SCIENCE & TECHNOLOGY FUND

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)

   out of 256 specialty - technology funds for the period ended July 31, 2008:

                                 OVERALL RATING
                                   *  *  *  *

         3-YEAR                      5-YEAR                    10-YEAR
         * * * *                     * * * *                   * * * *
    out of 256 funds             out of 228 funds          out of 77 funds

  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar  Ratings metrics.  Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND (Ticker Symbol: USSCX)

OBJECTIVE
--------------------------------------------------------------------------------

         Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally at least 80% of the Fund's assets will be invested in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

--------------------------------------------------------------------------------
                                         7/31/08                     7/31/07
--------------------------------------------------------------------------------
Net Assets                            $317.6 Million              $367.5 Million
Net Asset Value Per Share                 $11.41                      $12.56

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------
 1 YEAR                               5 YEARS                           10 YEARS
 -9.23%                                8.13%                              0.36%

----------------
 EXPENSE RATIO*
----------------
     1.53%


         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         *THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    LIPPER SCIENCE &         USAA SCIENCE &
                S&P 500 INDEX     TECHNOLOGY FUNDS INDEX     TECHNOLOGY FUND
 7/31/1998       $10,000.00           $10,000.00              $10,000.00
 8/31/1998         8,555.24             8,122.66                8,272.16
 9/30/1998         9,103.76             9,081.51                9,042.08
10/31/1998         9,843.13             9,774.30                9,731.42
11/30/1998        10,439.46            10,869.81               10,438.68
12/31/1998        11,040.64            12,628.13               11,906.89
 1/31/1999        11,502.15            14,263.81               12,855.86
 2/28/1999        11,144.72            12,775.38               12,130.71
 3/31/1999        11,590.49            14,077.07               12,837.96
 4/30/1999        12,039.33            14,252.78               12,936.44
 5/31/1999        11,755.35            14,232.61               12,820.05
 6/30/1999        12,405.96            16,081.76               14,091.32
 7/31/1999        12,020.27            16,076.84               13,589.97
 8/31/1999        11,960.77            16,961.01               13,777.98
 9/30/1999        11,633.28            17,191.47               13,641.71
10/31/1999        12,369.13            19,002.40               14,868.74
11/30/1999        12,620.55            21,820.36               16,050.66
12/31/1999        13,362.84            27,013.97               17,508.28
 1/31/2000        12,691.54            26,731.02               17,181.19
 2/29/2000        12,451.54            33,931.21               20,606.53
 3/31/2000        13,668.87            32,898.49               20,106.81
 4/30/2000        13,257.78            29,057.83               18,898.40
 5/31/2000        12,986.00            25,551.63               17,708.17
 6/30/2000        13,305.82            29,424.47               19,661.61
 7/31/2000        13,097.98            27,868.12               19,125.55
 8/31/2000        13,911.10            32,096.95               21,714.99
 9/30/2000        13,176.87            28,805.63               20,015.95
10/31/2000        13,120.89            25,646.95               17,998.91
11/30/2000        12,087.28            19,034.95               14,101.12
12/31/2000        12,146.58            18,836.02               14,591.75
 1/31/2001        12,577.27            20,745.53               15,591.18
 2/28/2001        11,431.19            15,339.48               11,502.58
 3/31/2001        10,707.42            13,091.92                9,903.49
 4/30/2001        11,538.84            15,648.02               11,647.96
 5/31/2001        11,616.25            14,918.39               10,975.61
 6/30/2001        11,333.62            14,671.99               10,666.69
 7/31/2001        11,222.01            13,496.84                9,749.03
 8/31/2001        10,520.20            11,810.39                8,540.62
 9/30/2001         9,670.74             9,276.10                6,614.44
10/31/2001         9,855.25            10,680.81                7,686.56
11/30/2001        10,611.03            12,236.12                9,049.43
12/31/2001        10,704.04            12,295.31                8,913.14
 1/31/2002        10,547.92            12,080.22                8,749.60
 2/28/2002        10,344.46            10,466.70                7,813.76
 3/31/2002        10,733.55            11,420.22                8,531.54
 4/30/2002        10,083.09            10,060.69                7,504.85
 5/31/2002        10,009.06             9,534.41                7,086.90
 6/30/2002         9,296.36             8,278.50                6,187.41
 7/31/2002         8,571.89             7,394.56                5,651.35
 8/31/2002         8,628.00             7,219.97                5,587.75
 9/30/2002         7,691.25             6,215.86                4,788.20
10/31/2002         8,367.46             7,156.38                5,515.06
11/30/2002         8,859.48             8,248.84                6,223.75
12/31/2002         8,339.27             7,207.23                5,469.63
 1/31/2003         8,121.23             7,164.87                5,515.06
 2/28/2003         7,999.20             7,193.20                5,460.55
 3/31/2003         8,076.65             7,188.26                5,505.98
 4/30/2003         8,741.61             7,860.42                5,969.35
 5/31/2003         9,201.74             8,766.26                6,559.93
 6/30/2003         9,319.29             8,827.41                6,678.04
 7/31/2003         9,483.67             9,301.62                7,014.21
 8/31/2003         9,668.26             9,982.20                7,368.56
 9/30/2003         9,565.89             9,715.45                7,304.96
10/31/2003        10,106.76            10,692.57                8,049.99
11/30/2003        10,195.58            10,854.46                8,240.79
12/31/2003        10,729.91            10,905.62                8,367.99
 1/31/2004        10,926.81            11,441.83                8,704.17
 2/29/2004        11,078.64            11,261.29                8,631.48
 3/31/2004        10,911.52            11,023.42                8,413.42
 4/30/2004        10,740.46            10,264.02                7,995.48
 5/31/2004        10,887.55            10,775.30                8,404.34
 6/30/2004        11,099.20            10,963.17                8,576.97
 7/31/2004        10,731.89             9,766.13                7,704.73
 8/31/2004        10,774.90             9,372.94                7,341.30
 9/30/2004        10,891.62             9,809.22                7,613.88
10/31/2004        11,058.01            10,363.32                7,895.53
11/30/2004        11,505.30            10,941.12                8,322.57
12/31/2004        11,896.68            11,354.35                8,631.48
 1/31/2005        11,606.71            10,673.65                8,177.19
 2/28/2005        11,850.82            10,701.23                8,168.11
 3/31/2005        11,641.19            10,415.94                7,841.02
 4/30/2005        11,420.51             9,998.21                7,795.59
 5/31/2005        11,783.58            10,886.67                8,367.99
 6/30/2005        11,800.46            10,759.95                8,377.08
 7/31/2005        12,239.11            11,409.31                8,885.88
 8/31/2005        12,127.50            11,337.22                9,004.00
 9/30/2005        12,225.68            11,556.44                9,085.77
10/31/2005        12,021.76            11,306.53                8,940.40
11/30/2005        12,475.99            11,932.45                9,485.54
12/31/2005        12,480.47            11,964.25                9,594.57
 1/31/2006        12,810.92            12,700.63               10,266.92
 2/28/2006        12,845.58            12,492.12               10,012.52
 3/31/2006        13,005.44            12,803.36               10,176.06
 4/30/2006        13,179.96            12,801.53               10,266.92
 5/31/2006        12,801.10            11,832.22                9,640.00
 6/30/2006        12,818.09            11,616.21                9,458.29
 7/31/2006        12,897.10            11,056.65                9,231.14
 8/31/2006        13,203.50            11,672.81                9,712.69
 9/30/2006        13,543.54            12,051.24                9,958.00
10/31/2006        13,984.61            12,372.19               10,212.41
11/30/2006        14,250.15            12,903.21               10,512.24
12/31/2006        14,450.06            12,769.99               10,521.32
 1/31/2007        14,668.37            12,975.52               10,621.27
 2/28/2007        14,382.32            12,881.56               10,521.32
 3/31/2007        14,542.88            12,952.37               10,566.75
 4/30/2007        15,186.80            13,396.49               11,030.12
 5/31/2007        15,716.26            13,915.83               11,593.44
 6/30/2007        15,455.31            14,090.54               11,593.44
 7/31/2007        14,976.76            14,077.57               11,420.81
 8/31/2007        15,200.87            14,373.30               11,693.39
 9/30/2007        15,768.75            15,126.59               12,174.93
10/31/2007        16,019.55            16,047.42               12,611.05
11/30/2007        15,349.61            14,837.73               11,838.76
12/31/2007        15,243.31            14,909.65               11,738.81
 1/31/2008        14,329.13            12,978.45               10,575.84
 2/29/2008        13,864.07            12,658.38               10,203.32
 3/31/2008        13,804.08            12,572.79               10,030.69
 4/30/2008        14,476.16            13,535.50               10,848.41
 5/31/2008        14,663.63            14,296.54               11,384.47
 6/30/2008        13,428.64            13,044.24               10,557.66
 7/31/2008        13,315.71            12,774.67               10,366.86

         DATA FROM 7/31/98 THROUGH 7/31/08.

         SEE PAGE 10 FOR BENCHMARK DEFINITIONS.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The  graph  on  page  9  illustrates   the   comparison  of  a  $10,000
         hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged broad-based composite index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

         o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
        TOP 10 EQUITY HOLDINGS AS OF 7/31/2008
                   (% of Net Assets)
------------------------------------------------------

Microsoft Corp.                                  6.2%

Western Union Co.                                4.3%

QUALCOMM, Inc.                                   4.0%

Apple, Inc.                                      3.6%

Electronic Arts, Inc.                            3.4%

Hewlett-Packard Co.                              3.1%

ON Semiconductor Corp.                           2.9%

Google, Inc. "A"                                 2.4%

Hon Hai Precision Industry Corp. Ltd.            2.2%

Accenture Ltd. "A"                               2.1%

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                            SECTOR ASSET ALLOCATION*
                                    7/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                                                   68.9%
Health Care                                                              23.1%
Consumer Discretionary                                                    2.6%
Money Market Instruments                                                  1.5%
Exchange-Traded Funds**                                                   1.0%
Industrials                                                               0.9%
Consumer Staples                                                          0.7%

                                   [END CHART]

       * EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

      ** EXCHANGE-TRADED FUNDS (ETFS) ARE BASKETS OF SECURITIES AND ARE TRADED,
         LIKE INDIVIDUAL STOCKS, ON AN EXCHANGE. THESE PARTICULAR ETFS REPRESENT MULTIPLE SECTORS.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
USAA SCIENCE & TECHNOLOGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Science & Technology Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Science & Technology Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            EQUITY SECURITIES (97.2%)

            COMMON STOCKS (96.2%)

            CONSUMER DISCRETIONARY (2.6%)
            -----------------------------
            BROADCASTING & CABLE TV (0.8%)
1,543,300   Sirius Satellite Radio, Inc.*(a)                                         $  2,469
                                                                                     --------
            CONSUMER ELECTRONICS (1.0%)
   30,248   LG Electronics, Inc.                                                        3,124
                                                                                     --------
            EDUCATIONAL SERVICES (0.8%)
   30,900   ITT Educational Services, Inc.*                                             2,737
                                                                                     --------
            Total Consumer Discretionary                                                8,330
                                                                                     --------
            CONSUMER STAPLES (0.7%)
            -----------------------
            DRUG RETAIL (0.7%)
   17,800   Longs Drug Stores Corp.                                                       832
   35,800   Walgreen Co.                                                                1,229
                                                                                     --------
            Total Consumer Staples                                                      2,061
                                                                                     --------
            FINANCIALS (0.0%)
            -----------------
            LIFE & HEALTH INSURANCE (0.0%)
   17,500   Amil Participacoes S.A.                                                       151
                                                                                     --------
            HEALTH CARE (23.1%)
            -------------------
            BIOTECHNOLOGY (5.2%)
   22,300   3SBio, Inc. ADR*                                                              204
   19,400   Amgen, Inc.*                                                                1,215
   37,300   Amylin Pharmaceuticals, Inc.*(a)                                            1,177
   19,200   Biogen Idec, Inc.*                                                          1,339
   75,800   Celera Corp.*(a)                                                            1,035
   13,100   Cephalon, Inc.*                                                               958
   15,100   Cougar Biotechnology, Inc.*                                                   508
   92,000   Cytokinetics, Inc.*                                                           486
   13,300   Genentech, Inc.*                                                            1,267
   49,900   Gilead Sciences, Inc.*                                                      2,694
   95,700   Human Genome Sciences, Inc.*                                                  634
   13,900   ImClone Systems, Inc.*                                                        889

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
   43,400   Incyte Corp.*                                                            $    402
    8,000   OSI Pharmaceuticals, Inc.*                                                    421
   78,200   Progenics Pharmaceuticals, Inc.*(a)                                         1,290
   29,800   Regeneron Pharmaceuticals, Inc.*                                              652
   34,600   Seattle Genetics, Inc.*                                                       393
   26,800   Vertex Pharmaceuticals, Inc.*                                                 925
                                                                                     --------
                                                                                       16,489
                                                                                     --------
            HEALTH CARE DISTRIBUTORS (0.9%)
   47,900   McKesson Corp.                                                              2,682
   12,900   Profarma Distribuidora de Produtos Farmaceuticos S.A.                         126
                                                                                     --------
                                                                                        2,808
                                                                                     --------
            HEALTH CARE EQUIPMENT (6.2%)
   60,400   Baxter International, Inc.                                                  4,144
   21,900   Beckman Coulter, Inc.                                                       1,584
   12,500   Becton, Dickinson and Co.                                                   1,061
   46,200   Covidien Ltd.                                                               2,275
   29,235   DiaSorin S.p.A.                                                               667
   83,300   Medtronic, Inc.                                                             4,401
   36,700   St. Jude Medical, Inc.*                                                     1,709
   45,900   Symmetry Medical, Inc.*                                                       767
    6,659   Synthes, Inc.                                                                 925
   72,700   Volcano Corp.*                                                              1,103
   14,700   Zimmer Holdings, Inc.*                                                      1,013
                                                                                     --------
                                                                                       19,649
                                                                                     --------
            HEALTH CARE FACILITIES (0.4%)
   92,300   Health Management Associates, Inc. "A"*                                       567
   12,400   Universal Health Services, Inc. "B"                                           752
                                                                                     --------
                                                                                        1,319
                                                                                     --------
            HEALTH CARE TECHNOLOGY (0.1%)
   19,500   Eclipsys Corp.*                                                               430
                                                                                     --------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
   28,500   Exelixis, Inc.*                                                               199
                                                                                     --------
            MANAGED HEALTH CARE (2.0%)
   59,300   Coventry Health Care, Inc.*                                                 2,098
   39,400   Humana, Inc.*                                                               1,730
   89,720   UnitedHealth Group, Inc.                                                    2,519
                                                                                     --------
                                                                                        6,347
                                                                                     --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            PHARMACEUTICALS (8.2%)
   20,700   Abbott Laboratories                                                      $  1,166
   39,700   Astellas Pharma, Inc.                                                       1,726
   21,000   AstraZeneca plc ADR                                                         1,020
   22,100   Barr Pharmaceuticals, Inc.*                                                 1,458
   70,800   Daiichi Sankyo Co. Ltd.                                                     2,120
   48,600   Eisai Co. Ltd.                                                              1,748
   87,700   Elan Corp. plc ADR*                                                         1,758
   17,500   Eli Lilly and Co.                                                             824
   40,300   Forest Laboratories, Inc.*                                                  1,431
   17,700   H Lundbeck A/S                                                                453
   11,315   Ipsen S.A.                                                                    606
   21,200   Laboratorios Almirall S.A.                                                    450
   53,977   Sanofi-Aventis ADR                                                          1,887
  161,800   Schering-Plough Corp.                                                       3,411
  119,000   Shionogi & Co. Ltd.                                                         2,333
   33,200   Teva Pharmaceutical Industries Ltd. ADR                                     1,489
   42,933   UCB S.A.                                                                    1,474
   15,800   Wyeth                                                                         640
                                                                                     --------
                                                                                       25,994
                                                                                     --------
            Total Health Care                                                          73,235
                                                                                     --------
            INDUSTRIALS (0.9%)
            ------------------
            HUMAN RESOURCES & EMPLOYMENT SERVICES (0.9%)
   58,200   Manpower, Inc.                                                              2,794
                                                                                     --------

            INFORMATION TECHNOLOGY (68.9%)
            ------------------------------
            APPLICATION SOFTWARE (0.8%)
   86,964   Temenos Group AG*                                                           2,574
                                                                                     --------
            COMMUNICATIONS EQUIPMENT (10.3%)
  119,100   Ciena Corp.*                                                                2,462
   55,490   CommScope, Inc.*                                                            2,474
  260,300   Comverse Technology, Inc.*                                                  3,899
  306,900   Corning, Inc.                                                               6,141
  187,883   Nokia Oyj                                                                   5,173
  228,400   QUALCOMM, Inc.                                                             12,640
                                                                                     --------
                                                                                       32,789
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            COMPUTER HARDWARE (6.7%)
   70,580   Apple, Inc.*                                                             $ 11,218
  221,400   Hewlett-Packard Co.                                                         9,919
                                                                                     --------
                                                                                       21,137
                                                                                     --------
            COMPUTER STORAGE & PERIPHERALS (3.5%)
  214,900   NetApp, Inc.*                                                               5,491
  377,000   Seagate Technology                                                          5,643
                                                                                     --------
                                                                                       11,134
                                                                                     --------
            DATA PROCESSING & OUTSOURCED SERVICES (7.5%)
  119,440   Automatic Data Processing, Inc.                                             5,101
   45,100   DST Systems, Inc.*(a)                                                       2,726
   32,200   Visa, Inc. "A"*                                                             2,353
  488,000   Western Union Co.                                                          13,488
                                                                                     --------
                                                                                       23,668
                                                                                     --------
            ELECTRONIC MANUFACTURING SERVICES (2.2%)
1,462,750   Hon Hai Precision Industry Corp. Ltd.                                       7,139
                                                                                     --------
            HOME ENTERTAINMENT SOFTWARE (3.4%)
  252,500   Electronic Arts, Inc.*                                                     10,903
                                                                                     --------
            INTERNET SOFTWARE & SERVICES (4.8%)
   46,700   Equinix, Inc.*(a)                                                           3,800
   15,800   Google, Inc. "A"*                                                           7,485
  117,000   VeriSign, Inc.*                                                             3,807
                                                                                     --------
                                                                                       15,092
                                                                                     --------
            IT CONSULTING & OTHER SERVICES (2.1%)
  163,600   Accenture Ltd. "A"                                                          6,832
                                                                                     --------
            SEMICONDUCTOR EQUIPMENT (3.4%)
  345,400   ASM Pacific Technology Ltd.                                                 2,490
  177,400   Lam Research Corp.*                                                         5,835
   80,900   Varian Semiconductor Equipment Associates, Inc.*                            2,364
                                                                                     --------
                                                                                       10,689
                                                                                     --------
            SEMICONDUCTORS (12.0%)
   81,900   Atheros Communications, Inc.*                                               2,539
  157,000   Broadcom Corp. "A"*                                                         3,814
  205,800   Fairchild Semiconductor International, Inc.*                                2,501
  586,300   Infineon Technologies AG*                                                   4,409

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
  217,800   Marvell Technology Group Ltd.*                                           $  3,221
  279,400   Maxim Integrated Products, Inc.                                             5,487
  969,800   ON Semiconductor Corp.*(a)                                                  9,106
  275,100   Skyworks Solutions, Inc.*                                                   2,602
2,468,181   Taiwan Semiconductor Manufacturing Co. Ltd.                                 4,529
                                                                                     --------
                                                                                       38,208
                                                                                     --------
            SYSTEMS SOFTWARE (10.7%)
  118,800   BMC Software, Inc.*                                                         3,907
  100,100   Check Point Software Technologies Ltd.*                                     2,285
  129,400   McAfee, Inc.*                                                               4,238
  762,100   Microsoft Corp.                                                            19,601
  180,900   Red Hat, Inc.*                                                              3,868
                                                                                     --------
                                                                                       33,899
                                                                                     --------
            TECHNOLOGY DISTRIBUTORS (1.5%)
  178,600   Avnet, Inc.*                                                                4,869
                                                                                     --------
            Total Information Technology                                              218,933
                                                                                     --------
            Total Common Stocks (cost: $315,928)                                      305,504
                                                                                     --------
            EXCHANGE-TRADED FUNDS (1.0%)
   65,300   iShares Goldman Sachs Technology Index Fund (cost: $3,386)                  3,390
                                                                                     --------
            Total Equity Securities (cost: $319,314)                                  308,894
                                                                                     --------
            MONEY MARKET INSTRUMENTS (1.5%)

            MONEY MARKET FUNDS (1.5%)
4,648,011   State Street Institutional Liquid Reserves, 2.48%(b) (cost: $4,648)         4,648
                                                                                     --------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (6.3%)

            MONEY MARKET FUNDS (1.6%)
  649,766   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(b)               650
4,323,524   Merrill Lynch Premier Institutional Fund, 2.54%(b)                          4,323
                                                                                     --------
            Total Money Market Funds                                                    4,973
                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

PRINCIPAL                                                                              MARKET
   AMOUNT                                                                               VALUE
    (000)   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (4.7%)
   $6,000   Credit Suisse First Boston LLC, 2.19%, acquired on 7/31/2008 and due 8/01/2008 at $6,000 (collateralized by $6,170 of U.S. Treasury,
              1.73%(c), due 1/02/2009; market value $6,124)                          $  6,000
    9,000   Deutsche Bank Securities, Inc., 2.18%, acquired on 7/31/2008 and due 8/01/2008 at $9,000 (collateralized by $19,322 of Fannie Mae(d),
              5.10%(c), due 11/15/2022; market value $9,180)                            9,000
                                                                                     --------
            Total Repurchase Agreements                                                15,000
                                                                                     --------
            Total Short-Term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $19,973)                                   19,973
                                                                                     --------

            TOTAL INVESTMENTS (COST: $343,935)                                       $333,515
                                                                                     ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                                 GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 16.0% of net assets at July 31, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         iSHARES -  Exchange-traded  funds,  managed  by  Barclays  Global  Fund
         Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (d) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         *   Non-income-producing security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

ASSETS
   Investments in securities, at market value (including securities on
      loan of $18,633) (cost of $343,935)                                           $333,515
   Cash                                                                                    1
   Cash denominated in foreign currencies (identified cost of $251)                      248
   Receivables:
      Capital shares sold                                                                104
      Dividends and interest                                                             281
      Securities sold                                                                  4,633
      Other                                                                                4
                                                                                    --------
         Total assets                                                                338,786
                                                                                    --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                19,974
      Securities purchased                                                               836
      Capital shares redeemed                                                             63
   Accrued management fees                                                               215
   Accrued transfer agent's fees                                                           7
   Other accrued expenses and payables                                                    78
                                                                                    --------
         Total liabilities                                                            21,173
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $317,613
                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $420,787
   Accumulated undistributed net investment loss                                         (18)
   Accumulated net realized loss on investments                                      (92,732)
   Net unrealized depreciation of investments                                        (10,420)
   Net unrealized depreciation of foreign currency translations                           (4)
                                                                                    --------
            Net assets applicable to capital shares outstanding                     $317,613
                                                                                    ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                        27,841
                                                                                    ========
   Net asset value, redemption price, and offering price per share                  $  11.41
                                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $123)                                 $  3,518
   Interest                                                                               131
   Securities lending (net)                                                                46
                                                                                     --------
      Total income                                                                      3,695
                                                                                     --------
EXPENSES
   Management fees                                                                      2,779
   Administration and servicing fees                                                      528
   Transfer agent's fees                                                                1,548
   Custody and accounting fees                                                            108
   Postage                                                                                124
   Shareholder reporting fees                                                              49
   Trustees' fees                                                                          10
   Registration fees                                                                       32
   Professional fees                                                                       58
   Other                                                                                   14
                                                                                     --------
      Total expenses                                                                    5,250
   Expenses paid indirectly                                                               (10)
                                                                                     --------
      Net expenses                                                                      5,240
                                                                                     --------
NET INVESTMENT LOSS                                                                    (1,545)
                                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                                      18,579
      Foreign currency transactions                                                       (45)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                     (50,149)
      Foreign currency translations                                                        (8)
                                                                                     --------
         Net realized and unrealized loss                                             (31,623)
                                                                                     --------
Decrease in net assets resulting from operations                                     $(33,168)
                                                                                     ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
YEARS ENDED JULY 31,

                                                                                      2008               2007
                                                                                  ---------------------------
FROM OPERATIONS
   Net investment loss                                                            $ (1,545)          $ (3,051)
   Net realized gain on investments                                                 18,579             51,850
   Net realized loss on foreign currency transactions                                  (45)               (31)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  (50,149)            26,677
      Foreign currency translations                                                     (8)                 4
                                                                                  ---------------------------
         Increase (decrease) in net assets resulting from
            operations                                                             (33,168)            75,449
                                                                                  ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                        56,231             48,949
   Cost of shares redeemed                                                         (72,904)           (90,483)
                                                                                  ---------------------------
      Decrease in net assets from capital share transactions                       (16,673)           (41,534)
                                                                                  ---------------------------
Net increase (decrease) in net assets                                              (49,841)            33,915

NET ASSETS
   Beginning of year                                                               367,454            333,539
                                                                                  ---------------------------
   End of year                                                                    $317,613           $367,454
                                                                                  ===========================
Accumulated undistributed net investment loss:
   End of year                                                                    $    (18)          $    (31)
                                                                                  ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                       4,563              4,167
   Shares redeemed                                                                  (5,968)            (7,736)
                                                                                  ---------------------------
      Decrease in shares outstanding                                                (1,405)            (3,569)
                                                                                  ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

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USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                 prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Repurchase  agreements are valued at cost,  which  approximates market value.

              6. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

                 primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

              amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

              from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $7,000 and $3,000, respectively, resulting in a total reduction in Fund expenses of $10,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

              contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.9% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

30

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses and foreign currency gains and losses resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital by $1,603,000, increase accumulated undistributed net investment income by $1,558,000, and decrease accumulated net realized loss on investments by $45,000. This reclassification has no effect on net assets.

         The Fund did not pay any distributions during the years ended July 31, 2008, and 2007.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                               $(91,275,000)
Unrealized depreciation of investments                              (11,894,000)
Unrealized depreciation on foreign currency translations                 (4,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2008, the Fund utilized capital loss carryovers of $20,005,000 to offset capital gains. At July 31, 2008, the Fund had a current post-October currency loss of $18,000 and capital loss carryovers of $91,257,000, for federal income tax purposes.

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2011. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more- likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $468,387,000 and $492,470,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $345,409,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $25,282,000 and $37,176,000, respectively, resulting in net unrealized depreciation of $11,894,000.

32

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $46,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $18,633,000 and received cash collateral of $19,974,000 for the loans. Of this amount, $19,973,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

         A. MANAGEMENT  FEES  -  The  Manager  provides  investment   management
            services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

            responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

            The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

            The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

            The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then

34

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           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

            added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

            Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology Funds Index over that period, even if the Fund had overall negative returns during the performance period.

            For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $2,779,000, which included a performance adjustment of $141,000 that increased the base management fee of 0.75% by 0.04%.

         B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the
            Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the year ended July 31,

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           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

            2008, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $1,331,000.

         C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $528,000.

            In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

         D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,548,000.

         E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

            Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

         A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS
            157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

         B. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

            evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

         C. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                         YEAR ENDED JULY 31,
                                             ----------------------------------------------------------------------
                                                 2008             2007           2006           2005           2004
                                             ----------------------------------------------------------------------
Net asset value at beginning of period       $  12.56         $  10.16       $   9.78       $   8.48       $   7.72
                                             ----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss(a)                         (.05)            (.10)          (.10)          (.02)          (.10)
  Net realized and
     unrealized gain (loss)(a)                  (1.10)            2.50            .48           1.32            .86
                                             ----------------------------------------------------------------------
Total from investment operations                (1.15)            2.40            .38           1.30            .76
                                             ----------------------------------------------------------------------
Net asset value at end of period             $  11.41         $  12.56       $  10.16       $   9.78       $   8.48
                                             ======================================================================
Total return (%)*                               (9.16)           23.62(b)        3.89          15.33           9.84
Net assets at end of period (000)            $317,613         $367,454       $333,539       $331,968       $322,801
Ratios to average net assets:**
  Expenses (%)(c)                                1.49             1.51(b)        1.55           1.59           1.58
  Net investment loss (%)                        (.44)            (.84)          (.91)          (.18)         (1.14)
Portfolio turnover (%)                            134              112            105            131            151

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $351,347,000.
(a) Calculated using average shares.  For the year ended July 31, 2008,  average shares were  28,633,000.
(b) For the year ended July 31, 2007, SAS  voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 (.00%)(+)        (.01%)         (.02%)         (.05%)         (.06%)
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     FEBRUARY 1, 2008 -
                                FEBRUARY 1, 2008     JULY 31, 2008       JULY 31, 2008
                                ---------------------------------------------------------
Actual                              $1,000.00          $ 980.20               $7.34
Hypothetical
  (5% return before expenses)        1,000.00          1,017.45                7.47

*Expenses are equal to the Fund's annualized expense ratio of 1.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.98)% for the six-month period of February 1, 2008, through July 31, 2008.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components

44

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of both its expense group and its expense universe. The Board took into account management's discussion of the Fund's expenses, including the effect of shareholder account size on Fund expenses. The Board also took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-year period ended December 31, 2007, and was above the average of its performance

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         universe and its Lipper index for the three- and five-year periods ended December 31, 2007. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the three- and five-year periods ended December 31, 2007, and in the bottom 50% of its performance universe for the one-year period ended December 31, 2007. The Trustees also noted the Fund's Morningstar rating. The Board also took into account management's discussion of the Fund's performance, including the factors that contributed to the Fund's recent underperformance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into

46

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         account management's discussion of the current advisory fee structure. The Board also noted that the Manager pays the subadvisory fee out of the management fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA SCIENCE & TECHNOLOGY FUND
JULY 31, 2008

         Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

50

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse
         H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

52

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         (+)  MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1)  INDICATES  THOSE  OFFICERS WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
              MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         ROBERTO GALINDO, JR.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                  OR  CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31712-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09/25/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/26/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/26/2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.